THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK†† — 99.7%

	Shares	Value

Canada — 1.6%
Canadian Pacific Railway	22,215	$1,482,185

Denmark — 2.9%
Novo Nordisk ADR	26,900	2,680,047

France — 2.7%
LVMH Moet Hennessy Louis Vuitton ADR	21,365	2,510,387

Netherlands — 1.6%
ASML Holding, Cl G	3,410	1,416,344

Switzerland — 1.7%
Nestle ADR	14,283	1,536,994

United States — 89.2%

Communication Services — 8.9%
Alphabet, Cl C *	50,000	4,807,500
Comcast, Cl A	43,491	1,275,591
Meta Platforms, Cl A *	15,620	2,119,322

		8,202,413

Consumer Discretionary — 8.4%
Amazon.com *	37,200	4,203,600
Marriott International, Cl A	8,475	1,187,687
McDonald’s	5,803	1,338,984
NIKE, Cl B	11,415	948,815

		7,679,086

Consumer Staples — 9.9%
Altria Group	12,492	504,427
Coca-Cola	36,282	2,032,518
Estee Lauder, Cl A	11,547	2,492,997
PepsiCo	11,345	1,852,185
Philip Morris International	21,024	1,745,202
Procter & Gamble	4,000	505,000

		9,132,329

Energy — 6.7%
Chevron	17,622	2,531,753
Enterprise Products Partners	28,300	672,974

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THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

COMMON STOCK†† — continued

	Shares	Value

United States — (continued)

Energy — (continued)
Hess	27,500	$2,997,225

		6,201,952

Financials — 9.9%
Berkshire Hathaway, Cl B *	1,744	465,683
BlackRock, Cl A	3,750	2,063,550
Intercontinental Exchange	18,650	1,685,027
JPMorgan Chase	17,419	1,820,285
Progressive	9,290	1,079,591
S&P Global	6,493	1,982,638

		9,096,774

Health Care — 9.8%
Abbott Laboratories	23,640	2,287,407
Intuitive Surgical *	5,055	947,509
Johnson & Johnson	6,650	1,086,344
UnitedHealth Group	7,960	4,020,118
Zoetis, Cl A	4,490	665,822

		9,007,200

Industrials — 4.5%
Otis Worldwide	6,760	431,288
Raytheon Technologies	9,501	777,752
Union Pacific	9,618	1,873,778
Verisk Analytics, Cl A	6,285	1,071,781

		4,154,599

Information Technology — 27.3%
Adobe *	2,810	773,312
Apple	44,316	6,124,471
Automatic Data Processing	3,350	757,736
Broadridge Financial Solutions	3,580	516,666
Intuit	3,040	1,177,453
Mastercard, Cl A	5,635	1,602,256
Microsoft	32,525	7,575,072
Texas Instruments	22,836	3,534,556
Visa, Cl A	17,775	3,157,729

		25,219,251

Materials — 3.8%
Air Products and Chemicals	10,144	2,360,813

2

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

COMMON STOCK†† — continued

	Shares	Value

United States — (continued)

Materials — (continued)
Sherwin-Williams	5,525	$1,131,244

		3,492,057

		82,185,661

TOTAL COMMON STOCK (Cost $38,242,332)		91,811,618

SHORT-TERM INVESTMENT(A) — 0.2%

First America Government Obligations Fund, Cl X, 2.779% (Cost $206,941)	206,941	206,941

TOTAL INVESTMENTS— 99.9% (Cost $38,449,273)		$92,018,559

Percentages are based on Net Assets of $92,126,711.

*	Non-income producing security.
††	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Rate shown is the 7-day effective yield as of September 30, 2022.

ADR — American Depositary Receipt

Cl —Class

As of September 30, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SAR-QH-001-1800

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